Schedule of Investments (unaudited)	iShares® MSCI Russia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 18.5%
Sberbank of Russia PJSC	17,563,680	$74,202,554
TCS Group Holding PLC, GDR(a)	290,459	21,842,438
VTB Bank PJSC	7,745,645,016	5,144,687
		101,189,679
Capital Markets — 2.0%
Moscow Exchange MICEX-RTS PJSC	4,783,510	10,978,283

Chemicals — 1.9%
PhosAgro PJSC, GDR(a)	509,329	10,420,871

Electric Utilities — 1.6%
Inter RAO UES PJSC	129,851,600	8,965,950

Food & Staples Retailing — 4.7%
Magnit PJSC, GDR(a)	956,840	14,610,947
X5 Retail Group NV, GDR(a)	368,316	11,166,362
		25,777,309
Interactive Media & Services — 6.0%
Mail.Ru Group Ltd., GDR(a)(b)	347,511	7,927,051
Yandex NV, Class A(b)	374,676	25,199,769
		33,126,820
Internet & Direct Marketing Retail — 0.9%
Ozon Holdings PLC, ADR(b)	97,744	5,201,437

Metals & Mining — 20.3%
Alrosa PJSC	7,990,990	12,787,959
MMC Norilsk Nickel PJSC	92,322	33,196,924
Novolipetsk Steel PJSC	4,175,610	14,906,810
Polymetal International PLC	735,369	17,438,328
Polyus PJSC	88,437	19,144,038
Severstal PAO	599,364	13,769,281
		111,243,340
Oil, Gas & Consumable Fuels — 37.7%
Gazprom PJSC	20,799,550	73,884,574
LUKOIL PJSC	712,302	58,240,284
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Novatek PJSC, GDR(a)	127,130	$25,308,029
Rosneft Oil Co. PJSC	2,391,720	17,307,607
Surgutneftegas PJSC	20,965,946	10,398,692
Tatneft PJSC	3,157,446	21,408,678
		206,547,864
Wireless Telecommunication Services — 2.3%
Mobile TeleSystems PJSC, ADR	1,384,607	12,627,616

Total Common Stocks — 95.9%
(Cost: $408,544,063)		526,079,169

Preferred Stocks

Oil, Gas & Consumable Fuels — 2.4%
Surgutneftegas PJSC, Preference Shares, NVS	20,333,200	12,927,277

Total Preferred Stocks — 2.4%
(Cost: $11,193,392)		12,927,277

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	490,000	490,000

Total Short-Term Investments — 0.1%
(Cost: $490,000)		490,000

Total Investments in Securities — 98.4%
(Cost: $420,227,455)		539,496,446

Other Assets, Less Liabilities — 1.6%		8,859,276

Net Assets—100.0%		$548,355,722

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,490,000	$—	$(1,000,000	)(a)	$—	$—	$490,000	490,000	$574	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Russia ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	108	06/18/21	$7,349	$205,915

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$56,803,472	$469,275,697	$—	$526,079,169
Preferred Stocks	—	12,927,277	—	12,927,277
Money Market Funds	490,000	—	—	490,000
	$57,293,472	$482,202,974	$—	$539,496,446
Derivative financial instruments(a)
Assets
Futures Contracts	$205,915	$—	$—	$205,915

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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